******************************* FORM N-PX REPORT *******************************


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                FORM N-PX REPORT

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                       Investment Company Act file number
                                   811-08824

                         INTEGRITY FUND OF FUNDS, INC.
               (Exact name of registrant as specified in charter)

                              1 North Main Street
                                Minot, ND  58703
                    (Address of principal executive offices)

              Registrant's Telephone Number, Including Area Code:
                                 (701) 852-5292

                        Brent Wheeler or Kevin Flagstad
                             Integrity Mutual Funds
                              1 North Main Street
                                Minot, ND  58703
                    (Name and address of agent for service)

                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2006 - June 30, 2007


ITEM 1. PROXY VOTING RECORD




======================== INTEGRITY FUND OF FUNDS, INC. =========================

TEMPLETON FUNDS, INC.

Ticker:        880196100         Security ID:   880196100
Meeting Date:  03/21/2007        Meeting Type:  Special
Record Date:   01/05/2007

#    Proposal                                    Mgt Rec  Vote Cast  Sponsor
1.1  Elect Nominee: HARRIS J. ASHTON             For      For        Management
1.2  Elect Nominee: FRANK J. CROTHERS            For      For        Management
1.3  Elect Nominee: EDITH E. HOLIDAY             For      For        Management
1.4  Elect Nominee: DAVID W. NIEMIEC             For      For        Management
1.5  Elect Nominee: FRANK A. OLSON               For      For        Management
1.6  Elect Nominee: LARRY D. THOMPSON            For      For        Management
1.7  Elect Nominee: C.D. TSERETOPOULOS           For      For        Management
1.8  Elect Nominee: ROBERT E. WADE               For      For        Management
1.9  Elect Nominee: CHARLES B. JOHNSON           For      For        Management
1.10 Elect Nominee: RUPERT H. JOHNSON, JR.       For      For        Management
2    Approve Reorganization                      For      For        Management
4C   Amend Investment Restrictions: Lending      For      For        Management
4D   Amend Investment Restrictions: Investments
       in Real                                   For      For        Management



DODGE & COX STOCK FUND

Ticker:        256219106         Security ID:   256219106
Meeting Date:  04/27/2007        Meeting Type:  Special
Record Date:   02/20/2007

#    Proposal                                    Mgt Rec  Vote Cast  Sponsor
1    Amend Investment Restrictions -
       Diversification                           For      For        Management
2A   Amend Investment Restrictions - Real Estate For      For        Management
2B   Amend Investment Restrictions - Commodities
       and                                       For      For        Management
3    Amend Investment Restrictions - Making
       Loans                                     For      For        Management
4    Eliminate Investment Restrictions - Mineral For      For        Management
5    Amend Investment Restrictions - Senior
       Securities                                For      For        Management



TEMPLETON GROWTH FUND, INC.

Ticker:        880199104         Security ID:   880199104
Meeting Date:  05/25/2007        Meeting Type:  Special
Record Date:   03/07/2007

#    Proposal                                    Mgt Rec  Vote Cast  Sponsor
1.1  Elect Nominee: Harris J. Ashton             For      For        Management
1.2  Elect Nominee: Frank J. Crothers            For      For        Management
1.3  Elect Nominee: Edith E. Holiday             For      For        Management
1.4  Elect Nominee: David W. Niemiec             For      For        Management
1.5  Elect Nominee: Frank A. Olson               For      For        Management
1.6  Elect Nominee: Larry D. Thompson            For      For        Management
1.7  Elect Nominee: Constantine D. Tseretopoulos For      For        Management
1.8  Elect Nominee: Robert E. Wade               For      For        Management
1.9  Elect Nominee: Charles B. Johnson           For      For        Management
1.10 Elect Nominee: Gregory E. Johnson           For      For        Management
2    Amend Charter - Non-U.S. Shareholders       For      For        Management

========== END NPX REPORT
SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940,the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTEGRITY FUND OF FUNDS, INC.
(Registrant)


By:	/s/ Mark R. Anderson
        Mark R. Anderson
        Chief Executive Officer

Date: 	August 27, 2007